Note 17 - Financial Instruments (Details) - Estimated Fair Value of Outstanding Warrants (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 16, 2014	Jun. 06, 2014
Estimated Fair Value of Outstanding Warrants [Abstract]
5,330,000
5 years
	$ 2.50	$ 2.50	$ 2.50
$ (7,157)